Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,893,414	$ 3,596,262	$ 10,460,117
Marketable securities			3,010,119
Accounts receivable	265,537	306,012	284,401
Prepaid expenses and other current assets	213,386	280,479	202,380
Total current assets	2,372,337	4,182,753	13,957,017
Property and equipment, net	1,031,192	1,511,493	1,007,127
Other assets:
Restricted cash	534,780	534,780	562,410
Other assets	111,556	114,572	8,416
Total assets	4,049,865	6,343,598	15,534,970
Current liabilities:
Accounts payable	436,734	343,736	614,106
Accrued expenses	485,449	714,384	217,141
Deferred rent			32,416
Deferred revenue	29,009	130,539	134,908
Equipment lease financing	248,794	240,473
Promissory notes	2,615,049
Derivative liabilities	905,666	2,138,091	16,118,802
Total current liabilities	4,720,701	3,567,223	17,117,373
Deferred rent	57,446	36,847
Deferred revenue, net of current portion			101,180
Long-term equipment lease financing	78,822	266,471
Total liabilities	4,856,969	3,870,541	17,218,553
Commitments and contingencies
Stockholders' equity (deficiency):
Preferred stock, $.001 par value; 10,000,000 shares authorized: -0- shares issued and outstanding as of September 30, 2016 and December 31, 2015 and 2014 respectively
Common stock, $.001 par value; 300,000,000 shares authorized: 52,073,481 and 51,932,571 and 51,588,617 shares issued and outstanding as of September 30, 2016 and December 31, 2015 and 2014 respectively	52,074	51,933	51,589
Additional paid-in-capital	17,713,257	16,830,100	15,965,252
Accumulated other comprehensive loss			(9,777)
Accumulated deficit	(18,572,435)	(14,408,976)	(17,690,647)
Total stockholders' equity (deficiency)	(807,104)	2,473,057	(1,683,583)
Total liabilities and stockholders' equity (deficiency)	$ 4,049,865	$ 6,343,598	$ 15,534,970